CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Cash Flows From Operating Activities:
Net income (loss)	$ 398,032	$ (906,005)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense	236,000	255,060
Provision (Benefit) for deferred income tax	(159,000)	(355,000)
Disposition of property and equipment		40,992
Net realized and unrealized (gain) on sale of marketable securities	(519,909)	(63,918)
Depreciation	1,785,468	1,661,280
Amortization of deferred charges	385,967	297,887
Operating lease expense in excess of cash payments	1,306,833	1,209,357
Deferred finance costs included in interest expense	38,112	31,991
Extinguishment of debt	(722,726)
Deferred charges	(1,138,562)	(708,713)
Changes in Operating Assets and Liabilities:
Receivables	(432,823)	(394,708)
Prepaids and other assets	4,855	(229,881)
Accounts payable and accrued expenses	(138,635)	805,160
Security deposits payable	24,818	(72,963)
Net cash provided by operating activities	1,068,430	1,570,539
Cash Flows From Investing Activities:
Acquisition of property and equipment	(2,253,933)	(6,361,240)
Marketable securities:
Receipts from sales	960,597	621,161
Payments for purchases	(596,876)	(721,921)
Net cash (used) in investing activities	(1,890,212)	(6,462,000)
Cash Flows From Financing Activities:
Proceeds from borrowings - mortgage and other debt		4,866,806
Payments - mortgages	(1,147,300)	(603,068)
Mortgage financing costs paid		(232,200)
Net cash (used) provided by financing activities	(1,147,300)	4,031,538
Net decrease in cash, cash equivalents and restricted cash	(1,969,082)	(859,923)
Cash, cash equivalents and restricted cash at beginning of year	4,403,801	5,263,724
Cash, cash equivalents and restricted cash at end of year	$ 2,434,719	$ 4,403,801